SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and a VIE’s subsidiary. All significant intercompany transactions and balances between the Company, its subsidiaries, VIEs and a VIE’s subsidiary are eliminated upon consolidation. Results of acquired subsidiaries,  businesses and VIEs are consolidated from the date on which control is transferred to the Company.

Certain items reported in the prior year’s consolidated financial statements have been reclassified to conform to the current year’s presentation.

On May 26, 2011, the board of directors of the Company approved and adopted a share award scheme (the “2011 Share Award Scheme”) in which selected employees of the Group are entitled to participate. The Group has set up a trust (the “Share Award Scheme Trust”) for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest and are transferred to the employees as instructed by employees. As the Group has the power to govern the financial and operating policies of the Share Award Scheme Trust and derives benefits from the contributions of the employees who have been awarded the shares of the Company through their continued employment with the Group, the assets and liabilities of the Share Award Scheme Trust are included in the consolidated balance sheets and any ungranted, unvested, and vested shares held by the Share Award Scheme Trust not transferred to grantees are not considered legally issued and outstanding ordinary shares of the Company.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Management evaluates estimates, including those related to the allowance for doubtful accounts, provision for inventories, average paying player lives of exclusive online games, the purchase price allocation and fair value of noncontrolling interests and the contingent consideration with respect to business combinations, useful lives of long-lived assets and intangible assets, impairment of long-lived assets, impairment of cost method investment, impairment of equity method investment, impairment of available-for-sale securities, impairment of intangible assets, impairment of goodwill, valuation allowance for deferred tax assets, uncertain tax positions, share-based compensation, redemption right liabilities, fair values of available-for-sale securities and loss contingencies, among others. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Comparative Information	Comparative Information Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.
Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of the Company is the US$. The Company’s subsidiaries, VIEs and VIE’s subsidiary determined their functional currency based on the criteria of ASC 830, Foreign Currency Matters. The Group uses RMB as its reporting currency. The Group uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income as a component of other income.

Convenience translation

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.4778 to US$1.00 on December 31, 2015 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combinations and noncontrolling interests

Business combinations and noncontrolling interests

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets, and liabilities the Group acquired, based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

For the Company’s majority-owned subsidiaries, VIEs and a VIE’s subsidiary, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income on the consolidated statements of comprehensive income includes the net income (loss) attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests are recorded as noncontrolling interests in the Company’s consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted to withdrawal and use. All highly liquid investments with original stated maturity of three months or less are classified as cash equivalents.

Restricted cash

Restricted cash

Restricted cash mainly consists of the cash reserved in escrow accounts for the remaining payments in relation to business acquisition and the cash pledged as collateral for a short-term bank loan.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Group generally does not require collateral from its customers.

The Group maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Deferred IPO costs

Deferred IPO costs

Direct costs incurred by the Company attributable to its IPO of Class A ordinary shares in the United States have been deferred and recorded in prepayment and other current assets and was charged against the gross proceeds received from such offering.

Inventories

Inventories

Inventories are stated at the lower of cost, computed using the first-in, first-out method, or market value. If the cost of the inventories exceeds their market value, provisions are made currently for the difference between the cost and the market value. No inventory provision was recorded for any of the years presented.

Investments

Investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Group accounts for its investments in debt and equity securities in accordance with ASC 320-10, Investments—Debt and Equity Securities: Overall. The Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Group’s policy and ASC 320-10. When the Group intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Group does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Group must determine whether or not it will recover its amortized cost basis. If the Group concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on available-for-sale securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term investments

In accordance with ASC 325-20,  Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Group’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. Cost method accounting is also applied to investments that are not considered as “in-substance” common stock investments, and do not have readily determinable fair values.

The Group accounts for its investments in common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method of accounting in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall.  The Group applies the equity method of accounting that is consistent with ASC 323-10 in limited partnership in which the Group holds a three percent or greater interest. Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Fair value measurements of financial instruments

Fair value measurements of financial instruments

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value.

Financial instruments primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from and due to related parties, other receivables, long-term investments, available-for-sale securities, short-term loan, accounts payable, accrued expense and other current liabilities, payable for contingent consideration, redemption right liabilities and long-term loans. The carrying amounts of these financial instruments, except for long-term equity method investments, long-term available-for-sale securities, payable for contingent consideration, redemption right liabilities and long-term loans, approximate their fair values because of their generally short-term maturities.

Available-for-sale securities were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated other comprehensive income. The Group, with the assistance of an independent third party valuation firm, determined the estimated fair value of its post-acquisition settlement consideration, redemption right granted to noncontrolling shareholder, put options granted to employees and debt securities classified as available-for-sale securities that are recognized in the consolidated financial statements.

Equity method investments and cost method investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Group reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

Property and equipment

Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated useful life
Electronic equipment	3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the identifiable assets acquired and the liabilities assumed of an acquired business (note 3). In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently at the reporting unit level if there are indicators of impairment present.

The Group adopted Accounting Standards Update (“ASU”) 2011-08, Testing Goodwill for Impairment, to test goodwill for impairment by performing a qualitative assessment before calculating the fair value of a reporting unit in step one of the goodwill impairment test. If the Group determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. Otherwise, further testing is not needed. The events or circumstances that would more likely than not reduce the fair value of a reporting unit below its carrying amount include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. In performing the two step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.

As of December 31, 2015, the Group had two reporting units, consisting of the online lottery business and the remaining business of the Group.

Intangible assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	3-6 years
Trademark	3-10 years
Technology	1-10 years
Non-compete agreements	6 years
Online game licenses	1-5 years
User base	1-3 years
Domain names	1-10 years
Platform	5 years

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite

Impairment of Long-Lived Assets and Intangible Assets

Impairment of long-lived assets and intangible assets

The Group evaluates its long-lived assets or asset group, including intangible assets with indefinite and finite lives, for impairment. Intangible assets with indefinite lives that are not subject to amortization are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the assets might be impaired in accordance with ASC 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill. Such impairment test compares the fair values of assets with their carrying values with an impairment loss recognized when the carrying values exceed fair values. For long-lived assets and intangible assets with finite lives that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

Revenue recognition

Revenue recognition

The Group generates its revenues primarily through online marketing services, internet value-added services and internet security services and others. The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

(1)Online marketing services

Online advertising

Online advertising services revenue is primarily derived from displaying advertising customer’s advertisements on the Group’s online platforms including duba.com and other websites, browsers, PC and mobile applications, and to a lesser extent, on third-party advertising publishers’ websites or mobile applications. The Group has three general pricing models for its advertising products: cost over a time period, cost for performance basis and cost per impression basis. For advertising contracts over a time period, the Group generally recognizes revenue ratably over the period the advertising is displayed. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions originating from the Group’s online platforms. For contracts that are charged on the cost per impression basis, the Group charges an agreed-upon fee to its customers based on the number of impressions in the contracted period in which impressions are delivered.  Impressions are considered delivered when an advertisement is displayed to users. Online advertising services revenue charged on the cost for performance basis and the cost per impression basis is generally recognized upon receiving monthly statements from its customers either in the current month or in the following month in which the service is provided, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC 605, Revenue Recognition. For online advertising services arrangement involving third-party advertising publishers’ websites or mobile publications, the Group recognizes gross revenue for the amount of fees received or receivable from customers as the Group is the primary obligor. Payments made to the third-party advertising publishers are included in cost of revenues as traffic acquisition costs.

Advertising agency services

The Group provides advertising agency services by arranging advertisers to purchase various advertisement products from certain online networks, primarily Facebook and Google. The Group receives from the online network performance-based commissions, which are determined based on a pre-specified percentage of the payment by the advertisers for the online network’s various advertisement products. The Group acts as an agent in the advertising agency arrangement as it is neither the primary obligor to provide advertisement product nor to assume inventory risk. Revenue from advertising agency services is recognized on a net basis when the advertisement products are delivered by the online networks. The revenue is estimated by the Group based on the real-time advertising performance results provided by the online networks and the commission rates pre-determined in contracts signed with relevant online networks. There were no significant difference between the Group’s estimates and the subsequent periodic invoices provided by the online network for all the periods presented.

(2)Internet value-added services

Web and mobile games publishing

The Group enters into agreements with third party game developers to provide web and mobile game publishing and payment collection services, in order for game players to purchase and recharge virtual currencies used in the games. The games are developed and hosted by third-party game developers, and accessed by game players through the Group’s PC game center and mobile applications or a third-party mobile platform. The payment collection services are mainly provided through third-party payment and settlement institutions. The Group generally charges commission as a percentage of the gross proceeds or collection amount from the settlement institutions, and pays the remaining proceeds to the game developers. When the settlement institutions directly remit the collection amount to the developers, the Group collects its commission from the developer. The Group believes it acts as an agent to the game developers in these arrangements as the Group is not considered the primary obligor, is not primarily responsible for fulfillment of services, does not incur significant upfront costs, generally does not have the discretion in establishing prices, and earns a fixed percentage of the collection amount from the settlement institutions. The Group estimates the commission based on its internal system, which is confirmed with the respective settlement institutions in the same month in which the services are provided, and recognizes the commission revenue accordingly. Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the revenue generated by a game is insignificant. Up to December 31, 2015, the Group has never been required to pay significant cash refunds to game players or game developers as a result of the discontinuation of a game.

Exclusively licensed games

The Group operates some games exclusively licensed from third-party developers. The proceeds, after commission fees paid to distribution channels and third-party payment institutions, received from game players are shared between the Group and the game developers based on a predetermined percentage for each game under exclusive license. The exclusively licensed games allow players to play for free and the Group generates revenue from game players’ purchase of in-game virtual currency for in-game virtual items to enhance their game-playing experience.

The Group acts as the principal in the exclusively licensed game arrangements under which the Group is the primary obligor of the fulfillment of the game operation, including the selection of distribution platforms, the access maintenance, the promotion and customer services, the hosting of game servers, if needed, and the determination of the service specifications and the pricing of the in-game virtual items. Accordingly, the Group records revenues from operating the exclusively licensed mobile games on a gross basis. Commission fees paid to distribution platforms and payment channels and the fees shared by the third-party game developers are recorded as cost of revenues.

The Group recognizes the payment received from the paying players into revenue evenly over their estimated average paying player life of each game. The Group tracks each paying player’s purchases and log-in history to estimate the average life of the paying players. While the Group believes its estimates to be reasonable based on sufficient available game player information, it may revise such estimates in the future as the games’ operation periods change or there is indication that the similarities in characteristics and playing patterns of paying players of the games change. Any adjustments arising from changes in the estimates of the average paying player life would be applied prospectively. The average paying player life ranged from 42 to 83 days in 2015.

Online lottery sales services

The Group received online lottery purchase orders from the end users through its website or mobile application and processed the orders either with other entities or individuals who are authorized agents of lottery sales offices established by provincial governments (“Authorized Distributors”). The Group received service fees from the Authorized Distributors based on the pre-determined rate and the total amount of the processed orders. Upon fulfillment of its service obligations to the Authorized Distributors, the Group recorded the revenue on a net basis because the Group acted as an agent of the Authorized Distributors in the distribution and administration of the lottery products. Due to the temporary suspension of the Group’s online lottery business in 2015 in response to regulatory changes in China, no revenue was recorded starting from April 1, 2015.

(3)Internet security services and others

Internet security services

The Group markets and distributes its off-the-shelf anti-virus security solutions to enterprise and individual users.

Upon the customers’ initial purchase of the enterprise solutions, the arrangements include multiple elements, generally comprising of software and post-contract customer services (“PCS”). When vendor-specific objective evidence (“VSOE”) of the fair value of the PCS exists, the Group allocates and defers revenue for the PCS based on its fair value, and recognizes the difference between the total arrangement fee and the amount deferred as software license revenue. When VSOE of the fair value of the PCS does not exist, the entire arrangement fee is recognized ratably over the PCS period. In 2013, 2014 and 2015, the Group concluded that VSOE of the fair value of the PCS does not exist, and recognized the entire arrangement fee ratably over the PCS period starting from the end-users’ activation of the software. The arrangement fee of the PCS purchased on a stand-alone basis is recognized into revenue ratably over the PCS period.

The software, including unspecified upgrades, for the individual solutions are provided to users free of charge via online downloads. However, the Group does provide the individual users the option to purchase additional value-added services, which are non-essential to the functionality of the software, either concurrent with the download of software, or separately as a renewal. The value-added services are provided over the period of time as determined and purchased by the respective users. The fees for value-added services are recognized into revenue ratably over the term of such services.

Others

Other revenues primarily comprise of the sale of air purifier products and licensing fees from Kingsoft Japan, a related party, for the right to use certain internet security software (note 16). The Group recognizes revenue for the sale of air purifiers after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured. Product is considered delivered to the customers once it has been shipped and the amount of future returns can be reasonably estimated, risk of loss and rewards of ownership have been transferred.

Deferred revenues

Deferred revenues

Deferred revenues primarily consist of payments received from customers in relation to the service to be provided by the Group but for which not all of the revenue recognition criteria are met and government subsidies not recognized in revenue due to attached conditions not being met.

Cost of revenues

Cost of revenues

Cost of revenues primarily consists of cost of products sold, traffic acquisition cost, bandwidth costs, royalty fees, payment collection costs, salaries and benefits, share-based compensation expenses, depreciation of equipment, amortization of licenses and other intangible assets, inventory cost, value-added tax (“VAT”), business tax and related surcharges.

The Group’s business is subject to VAT, business taxes and surcharges levied on advertising related sales in China. Pursuant to ASC 605-45, Revenue Recognition—Principal Agent Considerations, all such VAT, business taxes and surcharges of RMB48,355, RMB105,475 and RMB132,288 (US$20,422) are presented as cost of revenues on the consolidated statements of comprehensive income for the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2015, the Company’s subsidiaries in the PRC, VIEs and a VIE’s subsidiary are subject to VAT at 6% or 17%.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, staff costs and share-based compensation expenses and other related incidental expenses that are incurred directly to attract or retain users and customers for the Group’s websites, applications, software and online platforms. Advertising and promotional expenses are expensed when incurred. For the years ended December 31, 2013, 2014and 2015, advertising and promotional expenses were RMB172,969, RMB512,531 and RMB1,312,752 (US$202,654), respectively.

The cash incentives and credits granted to the Group’s end users of online lottery sales services, which could be applied against future lottery purchase orders placed through its website or mobile application, are expensed as incurred and are classified within “Selling and marketing expense” in the consolidated statements of comprehensive income.

Research and development expenses

Research and development expenses

Research and development consist primarily of amortization of intangible assets used in research and development and employee costs related to personnel involved in the development and enhancement of the Group’s service offerings on its websites. The Group expensed these costs as incurred, unless such costs qualify for capitalization as software development costs, including (i) preliminary project is completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) they result in significant additional functionality in the Group’s products. No costs were capitalized during any years presented as the Group has not met all of the necessary capitalization requirements.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments, for operating a business in their jurisdictions or conducting research and development projects pursuant to specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating feature and with no further conditions to be met, the amounts are recorded in “Other income” when received; for the government subsidies with operating feature and with no further conditions or specific use requirements to be met, the amount are recorded in “Other operating income” when received; and for the government subsidies related to research and development projects, the amounts are recorded in “Deferred revenue” when received and will be offset against “Research and development” expenses over the project period when no further conditions are to be met.

Leases

Leases

Leases have been classified as either capital or operating leases at the inception date. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

The Company had no capital leases as of December 31, 2014 and 2015.

Comprehensive income

Comprehensive income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements.

Income taxes

Income taxes

The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other non-current liabilities line item in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expense”, in the consolidated statements of comprehensive income.

The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

Share-based compensation

Share-based compensation

The Group accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation: Overall.

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values.

The Group has elected to recognize share-based compensation using the accelerated method, for all share-based awards granted with graded vesting based on service conditions. Forfeiture rates are estimated based on historical experience and future expectations of employee turnover rates and are periodically reviewed. If required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized share-based compensation expenses relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. To the extent the Group revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. Share-based compensation expenses was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. The Group, with the assistance of an independent third party valuation firm, determined the fair value of share-based awards granted to employees. Determining the fair value of share-based awards of the Company required complex and subjective judgments regarding its projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made.

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 718-10 and ASC 505-50, Equity: Equity-based Payments to Non-Employees. The Group records compensation expenses equal to the fair value of the share at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

Earnings per share

Earnings per share

Earnings per share are calculated in accordance with ASC 260-10, Earnings per Share: Overall. Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between the convertible preferred shares, ordinary shares, Class A ordinary shares and Class B ordinary shares based on their participating rights in the undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the convertible preferred shares using the if-converted method, the vesting of restricted shares and the exercising of restricted shares with an option feature using the treasury stock method. The computation of the dilutive earnings per share of Class A ordinary share assumes the conversion of Class B ordinary shares.

Contingencies

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker has been identified as the chief executive officer, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole and hence,the Group operates and manages its business as a single segment.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and other receivables. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. As of December 31, 2015, the Group has RMB1,994,683 (US$307,926) in cash and cash equivalents, restricted cash and short-term investments, 60.5% and 39.5% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Group may be unlikely to claim its deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.

Accounts receivable and other receivables are both typically unsecured, and are derived from revenue earned from customers or cash receivables on behalf of publishers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.

Business, customer, political, social and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

For the year ended December 31, 2013, approximately 25%, 14% and 19% of the Group’s total revenue were derived from Customer A, Customer B and Customer C, respectively. For the year ended December 31, 2014, approximately 15%, 15% and 12% of the Group’s total revenue were derived from Customer A, Customer C and Customer D, respectively. For the year ended December 31, 2015, approximately 29%, 11% and 8% of the Group’s total revenue were derived from Customer E, Customer C and Customer B, respectively.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than 50% equity interests in any Internet Content Provider (“ICP”) business.

Currency convertibility risk

A significant portion of the Group’s operating activities as well as the assets and liabilities are denominated in RMB. The Group’s financing activities are denominated in US$. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of PRC (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, restricted cash and short-term investments denominated in the US$. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. On April 16, 2012, the People’s Bank of China announced a policy to expand the maximum daily floating range of RMB trading prices against the U.S. dollar in the inter-bank spot foreign exchange market from 0.5% to 1%. On March 17, 2014, the People’s Bank of China announced a policy to further expand the maximum daily floating range of RMB trading prices against the U.S. dollar in the inter-bank spot foreign exchange market to 2%. The appreciation of the RMB against US$ was approximately 3.1% in the year ended December 31, 2013. The depreciation of the RMB against US$ was 2.4% and 5.8% during the years ended December 31, 2014 and 2015, respectively. In the long term, the RMB may appreciate or depreciate more significantly in value against the U.S. dollar or other foreign currencies, depending on the market supply and demand with reference to a basket of currencies.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers, which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of the promised goods or services to customers in an amount that reflects the consideration to which entity expects to be entitled to in exchange for goods or services. The amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim period within that reporting period. Early adoption is not permitted. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU 2014-09 issued in May 2014. According to ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group is in the process of evaluating its contracts with customers under the new standard and cannot currently estimate the financial statement impact of adoption.

In August 2014, the FASB issued ASU No. 2014-15 (“ASU 2014-15”), Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). The guidance requires an entity to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to provide related footnote disclosures in certain circumstances. The guidance is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this guidance is not expected to have a significant impact on the Group’s consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02 (“ASU 2015-02”). Consolidation (Topic 810) —Amendments to the Consolidation Analysis. The amendments in Topic 810 respond to stakeholders’ concerns about the current accounting for consolidation of variable interest entities, by changing aspects of the analysis that a reporting entity must perform to determine whether it should consolidate such entities. Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation—Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The amendments are intended to be an improvement to current U.S. GAAP, as they simplify the codification of FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R), with changes including reducing the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and placing more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for publicly-traded companies for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Earlier adoption is permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In September 2015, the FASB issued ASU No. 2015-16 (“ASU 2015-16”), Simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement for acquirers in a business combination to account for measurement-period adjustments retrospectively. Instead, acquirers must recognize measurement-period adjustments during the period in which they determine the amounts, including the effect on earnings of any amounts that would have been recorded in previous periods if the accounting had been completed at the acquisition date. This update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The implementation of this update is not expected to have any material impact on the Group’s consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 (“ASU 2015-17”), Income Taxes (Topic 740):  Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. All short-term deferred tax assets and liabilities will be reclassified to long-term assets and liabilities upon adoption of this update. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-07 (“ASU 2016-07”), Investments—Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting, which eliminates the requirement to retrospectively apply the equity method in previous periods. Instead, the investor must apply the equity method prospectively from the date the investment qualifies for the equity method. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.